Share Based Payments - Additional Information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 15, 2021 shares $ / shares	Jan. 15, 2021 shares Director $ / shares	Dec. 31, 2022 USD ($) shares yr $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of share option (years) | yr			10
Number of share options, forfeited			3,632,769	92,112
Stock split description			On February 1, 2021 the Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis.
Description of merger subdivision conversion			In connection with the merger, in order to achieve an exchange ratio of one LMDX common share for each CAH share, the Company effected a subdivision, immediately prior to the merger, of all issued, and authorized but unissued, ordinary shares and common shares at a ratio of 1.60806264:1.
Number of founder directors | Director		3
Number of options, granted			22,755,235	26,557,293
Number of options, exercised			3,494,254	104,200
Weighted-average exercise price, exercised | $ / shares			$ 2.43	$ 1.00
Weighted average contractual life			6 years 5 months 23 days	6 years 7 months 17 days
Employee based Share Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options, forfeited			8,561,133
Founder Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period	two year
Number of options, granted	2,819,577	5,235,851
Exercise price | $ / shares	$ 17.05	$ 16.96
2021 Employee Stock Purchase Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares to be purchased with participating employee's contributions			3,500
Discount from fair market value of shares to be purchased with participating employee contributions			15.00%
Value of shares purchased under plan by participating employee | $			$ 25,000
Initially reserved common shares for issuance			15,265,380
Increase in number of shares reserved and available for issuance, description			The 2021 ESPP provides that the number of shares reserved and available for issuance under the 2021 ESPP will automatically increase on each January 1, beginning on January 1, 2022, by an amount equal to the lesser of (i) 50,000,000 common shares, and (ii) a number of common shares reflecting 5% of the Company’s fully diluted share capital as of such date.
Percentage of fully diluted share capital			5.00%
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period			1 year
Exercise price, options outstanding | $ / shares			$ 0.20	$ 0.20
Minimum | 2021 Employee Stock Purchase Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of compensation withheld from salary to make contributions to purchase shares of common stock			1.00%
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period			4 years
Exercise price, options outstanding | $ / shares			$ 17.05	$ 17.05
Maximum | 2021 Employee Stock Purchase Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of compensation withheld from salary to make contributions to purchase shares of common stock			15.00%
Number of shares to be purchased with participating employee's contributions			3,500
Increase in number of shares reserved and available for issuance, shares			50,000,000
Research and Development Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share based compensation expense | $			$ 7,115	$ 2,406	$ 1,890
Selling, Marketing and Administrative Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share based compensation expense | $			$ 26,707	$ 31,503	$ 1,301